Fair Value of Derivative Instruments in Consolidated Balance Sheet (Detail) (Foreign Exchange Contract, JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 1,325	¥ 2,487
Derivative assets not designated as Hedging Instrument	3,393	9,463
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	1,270	426
Derivatives liabilities not designated as hedging instruments	¥ 1,340	¥ 487